Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 86,356,813	$ 80,955,803
Less: allowances for credit losses	(3,007,231)	(1,928,486)
Total accounts receivable, net	83,349,582	79,027,317
Accounts receivable from third parties, net	82,560,856	78,570,956
Related Party [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less: accounts receivable, net, related parties	$ (788,726)	$ (456,361)